                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.
Address: 7101 W. 78th Street
         Suite 201
         Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Loren Kix
Title: Chief Executive Officer
Phone: (952) 229-8120

Signature, Place, and Date of Signing:


      /s/ Loren Kix          Minneapolis, Minnesota             11/2/10
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F File Number    Name
     --------------------    ---------------------
     28-01190                Frank Russell Company

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          94

Form 13F Information Table Value Total:    $635,615
                                        -----------
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2

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Cornerstone Capital Management, Inc.
                           30-Sep-10

                                                                                                       Voting Authority
                                                         Value   Shares/ Sh/ Put/ Invstmt  Other   ------------------------
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- -------- ------ --------
Acme Packet Inc                COM            004764106     4469  117798  SH      Defined            117798
Acme Packet Inc                COM            004764106     7916  208645  SH        Sole              57500          151145
Adobe Sys Inc                  COM            00724F101     2812  107545  SH      Defined            107545
Adobe Sys Inc                  COM            00724F101     5203  198966  SH        Sole              53835          145131
Amazon Com Inc                 COM            023135106     4322   27518  SH      Defined             27518
Amazon Com Inc                 COM            023135106     7997   50916  SH        Sole              13767           37149
Anadarko Pete Corp             COM            032511107     7223  126614  SH      Defined            126614
Anadarko Pete Corp             COM            032511107    12130  212626  SH        Sole              59144          153482
Apollo Group Inc               CLA            037604105     6862  133627  SH      Defined            133627
Apollo Group Inc               CLA            037604105    12541  244222  SH        Sole              65776          178446
Apple Inc                      COM            037833100    16718   58919  SH      Defined             58919
Apple Inc                      COM            037833100    30658  108045  SH        Sole              29253           78792
Baidu Inc                      SPON ADR REP A 056752108     4631   45128  SH      Defined             45128
Baidu Inc                      SPON ADR REP A 056752108     8516   82983  SH        Sole              22525           60458
Best Buy Inc                   COM            086516101     3097   75851  SH      Defined             75851
Best Buy Inc                   COM            086516101     5713  139914  SH        Sole              37540          102374
Broadcom Corp                  CLA            111320107    11464  323933  SH      Defined            323933
Broadcom Corp                  CLA            111320107    20902  590612  SH        Sole             158968          431644
Celgene Corp                   COM            151020104     4181   72575  SH      Defined             72575
Celgene Corp                   COM            151020104     7729  134159  SH        Sole              36093           98066
Continental Resources Inc      COM            212015101     1193   25725  SH        Sole               4448           21277
Costco Whsl Corp NEW           COM            22160K105     6300   97690  SH      Defined             97690
Costco Whsl Corp NEW           COM            22160K105    11627  180286  SH        Sole              48543          131743
Diageo P L C                   SPON ADR NEW   25243Q205     2553   36988  SH      Defined             36988
Diageo P L C                   SPON ADR NEW   25243Q205     4743   68722  SH        Sole              16718           52004
Dicks Sporting Goods Inc       COM            253393102     4021  143420  SH      Defined            143420
Dicks Sporting Goods Inc       COM            253393102     7416  264471  SH        Sole              71143          193328
Discovery Communicatns NEW     SER A          25470F104     1271   29175  SH      Defined             29175
Discovery Communicatns NEW     SER C          25470F302      630   16499  SH      Defined             16499
Discovery Communicatns NEW     SER A          25470F104     2405   55223  SH        Sole              14718           40505
Discovery Communicatns NEW     SER C          25470F302     1072   28080  SH        Sole               7670           20410
Dow Chem Co                    COM            260543103     5188  188927  SH      Defined            188927
Dow Chem Co                    COM            260543103     9500  345972  SH        Sole              94825          251147
Fluor Corp NEW                 COM            343412102     6070  122553  SH      Defined            122553
Fluor Corp NEW                 COM            343412102    11230  226729  SH        Sole              61055          165674
Freeport-McMoRan Copper & Go   COM            35671D857     3536   41408  SH      Defined             41408

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
                                                                                                       Voting Authority
                                                         Value   Shares/ Sh/ Put/ Invstmt  Other   ------------------------
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- -------- ------ --------
Freeport-McMoRan Copper & Go   COM            35671D857     6546   76663  SH        Sole              20595           56068
General Dynamics Corp          COM            369550108     5470   87085  SH      Defined             87085
General Dynamics Corp          COM            369550108    10088  160605  SH        Sole              43306          117299
Gilead Sciences Inc            COM            375558103     7917  222329  SH      Defined            222329
Gilead Sciences Inc            COM            375558103    14507  407377  SH        Sole             109919          297458
Goldman Sachs Group Inc        COM            38141G104     5785   40014  SH      Defined             40014
Goldman Sachs Group Inc        COM            38141G104    10546   72942  SH        Sole              19627           53315
Goodrich Corp                  COM            382388106     4051   54950  SH      Defined             54950
Goodrich Corp                  COM            382388106     7487  101547  SH        Sole              27413           74134
Halliburton Co                 COM            406216101      488   14748  SH        Sole                              14748
Hewlett Packard Co             COM            428236103     1061   25226  SH        Sole              24731             495
Honeywell Intl Inc             COM            438516106     4551  103576  SH      Defined            103576
Honeywell Intl Inc             COM            438516106     8388  190890  SH        Sole              51394          139496
IntercontinentalExchange Inc   COM            45865V100     4020   38392  SH      Defined             38392
IntercontinentalExchange Inc   COM            45865V100     7427   70921  SH        Sole              19192           51729
Joy Global Inc                 COM            481165108     2279   32404  SH      Defined             32404
Joy Global Inc                 COM            481165108     4192   59618  SH        Sole              16041           43577
MasterCard Inc                 CLA            57636Q104     5552   24784  SH      Defined             24784
MasterCard Inc                 CLA            57636Q104    10269   45842  SH        Sole              12347           33495
Myriad Genetics Inc            COM            62855J104     3899  237621  SH      Defined            237621
Myriad Genetics Inc            COM            62855J104     7231  440643  SH        Sole             118785          321858
Nordstrom Inc                  COM            655664100     1914   51441  SH      Defined             51441
Nordstrom Inc                  COM            655664100     3561   95725  SH        Sole              25754           69971
NuVasive Inc                   COM            670704105     3335   94912  SH      Defined             94912
NuVasive Inc                   COM            670704105     6175  175732  SH        Sole              47104          128628
Oracle Corp                    COM            68389X105    10020  373177  SH      Defined            373177
Oracle Corp                    COM            68389X105    18344  683197  SH        Sole             183985          499212
Pentair Inc                    COM            709631105     3895  115809  SH      Defined            115809
Pentair Inc                    COM            709631105     7151  212649  SH        Sole              57285          155364
Petrohawk Energy Corp          COM            716495106     6123  379386  SH      Defined            379386
Petrohawk Energy Corp          COM            716495106    11303  700325  SH        Sole             188898          511427
Philip Morris Intl Inc         COM            718172109     4710   84073  SH      Defined             84073
Philip Morris Intl Inc         COM            718172109     8265  147542  SH        Sole              37626          109916
Priceline Com Inc              COM NEW        741503403     3735   10723  SH      Defined             10723
Priceline Com Inc              COM NEW        741503403     6869   19720  SH        Sole               5290           14430
Qualcomm Inc                   COM            747525103     7423  164463  SH      Defined            164463
Qualcomm Inc                   COM            747525103    13622  301812  SH        Sole              81191          220621
Schlumberger Ltd               COM            806857108     3104   50380  SH      Defined             50380
Schlumberger Ltd               COM            806857108     5048   81929  SH        Sole              23903           58026
St. Jude Med Inc               COM            790849103     1811   46042  SH      Defined             46042
St. Jude Med Inc               COM            790849103     3358   85356  SH        Sole              23101           62255
Target Corp                    COM            87612E106     6684  125071  SH      Defined            125071
Target Corp                    COM            87612E106    12308  230321  SH        Sole              61966          168355
Terex Corp New                 COM            880779103     2788  121638  SH      Defined            121638
Terex Corp New                 COM            880779103     4598  200603  SH        Sole              49361          151242
Textron Inc                    COM            883203101     5186  252261  SH      Defined            252261
Textron Inc                    COM            883203101     9824  477800  SH        Sole             127796          350004

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


                                                                                                       Voting Authority
                                                         Value   Shares/ Sh/ Put/ Invstmt  Other   ------------------------
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- -------- ------ --------
Vistaprint N V                 SHS            N93540107     3269   84579  SH      Defined             84579
Vistaprint N V                 SHS            N93540107     5988  154941  SH        Sole              41560          113381
Disney Walt Co                 COM Disney     254687106     3314  100120  SH      Defined            100120
Disney Walt Co                 COM Disney     254687106     6085  183834  SH        Sole              49420          134414
Weatherford International Lt   COM            H27013103     5460  319326  SH      Defined            319326
Weatherford International Lt   COM            H27013103    10047  587540  SH        Sole             158677          428863
Wellpoint Inc                  COM            94973V107     6464  114127  SH      Defined            114127
Wellpoint Inc                  COM            94973V107    11509  203187  SH        Sole              55194          147993
Western Un Co                  COM            959802109     5862  331750  SH      Defined            331750
Western Un Co                  COM            959802109    10840  613493  SH        Sole             166346          447147
XATA Corp                      COM NEW        983882309       30   12017  SH        Sole                              12017

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